Long-term investments - Equity method investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term investments
Share of loss/(income) on equity method investments	¥ (854)	$ (134)	¥ 18,879	¥ 3,928